COMMITMENTS - Schedule of commitments (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Commitments related to purchases of raw materials and energy	$ 12,549	$ 10,082
Guarantees, pledges and other collateral	9,360	10,019
Capital expenditure commitments	1,549	1,542
Other commitments	1,870	1,294
Total	$ 25,328	$ 22,937